Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,722,647	6,133,678
Common stock, shares outstanding	11,722,647	6,133,678
Redeemable Convertible Series A Preferred Stock [Member]
Redeemable preferred stock, par value	$ 0.00001	$ 0.00001
Redeemable preferred stock, shares issued	0	1,005,700
Redeemable preferred stock, shares outstanding	0	1,005,700
Redeemable preferred stock, liquidation preference	$ 0	$ 10,801,863
Redeemable Convertible Series B Preferred Stock [Member]
Redeemable preferred stock, par value	$ 0.00001	$ 0.00001
Redeemable preferred stock, shares issued	0	253,792
Redeemable preferred stock, shares outstanding	0	253,792
Redeemable preferred stock, liquidation preference	$ 0	$ 3,103,416